Major Events in the Period and Events After the Period - Additional Information (Details)										1 Months Ended			12 Months Ended
	Apr. 13, 2021 EUR (€) shares	Mar. 31, 2021 EUR (€) Bond	Mar. 12, 2021 EUR (€) shares	Feb. 04, 2021 EUR (€) shares	Jan. 29, 2021 EUR (€) Bond € / shares	Jan. 25, 2021 EUR (€) Bond € / shares	Dec. 07, 2020 EUR (€) Bond	Nov. 23, 2020 Bond € / shares	Oct. 16, 2017 EUR (€) DebtInstrument	Feb. 28, 2021 EUR (€) Bond	Jan. 31, 2021 EUR (€) Bond	May 31, 2020 Patient	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€) Employee	Dec. 31, 2019 EUR (€)	Jun. 30, 2020 Employee	Dec. 31, 2018 EUR (€)
Disclosure Of Major Events In The Period And Events After The Period [Line Items]
Number of patients | Patient												1,070
Primary and secondary endpoint description														For the primary efficacy endpoint, the response rate in the 717 patients enrolled on the study drug was 19.2% for patients who received elafibranor 120mg compared to 14.7% for patients in the placebo arm, which was not statistically significant (N.S.). On the fibrosis key secondary endpoint, 24.5% of patients who received elafibranor 120mg achieved fibrosis improvement of at least one stage compared to 22.4% in the placebo arm (N.S.).
Contract costs recognized														€ 9,700,000
Non-current provision closing cost														€ 378,000
Entity number of employees | Employee														130		203
Reorganization costs														€ 1,850,000
New debt recognized														14,908,000	€ 18,165,000		€ 9,104,000
Increase in capital														11,129,000	356,000
OCEANEs
Disclosure Of Major Events In The Period And Events After The Period [Line Items]
Buyback instrument | Bond							2,895,260
Buyback price per bond | € / shares								€ 16.40
Extension of maturity								3 years
Conversion ratio (Shares per bond)								5.5
Buyback amount (percent)							47.60%
Buyback (nominal amount)							€ 85,700,000
Buyback amount							€ 47,480,000
Renegotiation costs estimated														2,400,000
Renegotiation costs recognized														€ 745,000
Number of debt instruments issued | DebtInstrument									6,081,081
Debt maturity date														October 16, 2022
Buyback (nominal amount)									29.60
New debt recognized														€ 170,782,000	€ 165,454,000		€ 160,489,000
OCEANEs | Renegotiation
Disclosure Of Major Events In The Period And Events After The Period [Line Items]
Buyback instrument | Bond		216,591			2,895,260					483,330	552,238
Buyback price per bond | € / shares					€ 16.40
Conversion ratio (Shares per bond)						5.5
Buyback amount					€ 47,480,000	€ 47,480,000
Accrued interest portion of buyback amount | € / shares					€ 0.30
Number of debt instruments issued | Bond						3,185,821
Debt maturity date						October 16, 2025
Buyback (nominal amount)						29.60
Fair value of a new amended OCEANE | € / shares						€ 27.80
Debt component of a new amended OCEANE | € / shares						24.12
Conversion option of a new amended OCEANE | € / shares						€ 3.68
Amortized cost of financial debt						€ 94,800,000
Initial debt						171,600,000
New debt recognized						76,800,000
Increase in equity						11,700,000
Payment for partial buyback						47,500,000
Buyback bonus						€ 35,600,000
Increase in capital	€ 297,812,500		€ 664,578,750	€ 759,327,250
New shares created | shares	1,191,250		2,658,312	3,037,309
Reduction in financial debt		€ 5,220,000								€ 11,660,000	€ 13,320,000
Leased Equipment
Disclosure Of Major Events In The Period And Events After The Period [Line Items]
Impairment loss														503,000
Owned Equipment
Disclosure Of Major Events In The Period And Events After The Period [Line Items]
Impairment loss														363,000
Fixed Assets
Disclosure Of Major Events In The Period And Events After The Period [Line Items]
Impairment loss														866,000
Rights of Use of Leased Premised
Disclosure Of Major Events In The Period And Events After The Period [Line Items]
Impairment loss														1,275,000
Fittings, Fittings and Improvements
Disclosure Of Major Events In The Period And Events After The Period [Line Items]
Impairment loss														€ 93,000
Bottom of Range | Forecast
Disclosure Of Major Events In The Period And Events After The Period [Line Items]
Contract costs recognized													€ 8,000,000
Top of Range | OCEANEs
Disclosure Of Major Events In The Period And Events After The Period [Line Items]
Buyback instrument | Bond								3,048,780
Top of Range | Forecast
Disclosure Of Major Events In The Period And Events After The Period [Line Items]
Contract costs recognized													€ 10,000,000